Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Estimated Useful Life	Within the property, plant and equipment, the value for construction in process is included within the manufacturing equipment.

Category	Estimated useful life
Leasehold improvements	1-3 years
Manufacturing equipment	3 – 10 years
Computer and electronic equipment	3 – 5 years
Office equipment	2 – 4 years
Motor vehicles	3 – 4 years

Schedule of Amounts and Percentages of Total Revenues

The following table sets forth a breakdown of the Group’s revenues, in absolute amounts and percentages of total revenues for the years presented,

	For the Six Months Ended June 30,
	2025		2026
	RMB	%	RMB	US$	%
	(in thousands, except for percentages)
	（Unaudited）
Sourcing services	2,812	15.9	-	-	-
Product sales	13,899	78.4	13,470	1,985	91.0
Battery-swapping services	1,018	5.7	39	6	0.3
Two-wheeled vehicle battery-swapping services	-	-	1,286	190	8.7
Total revenues	17,729	100.0	14,795	2,181	100.0